Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Noncash Expense [Abstract]
Share-based compensation	Share-based compensation
Under our equity incentive plans, we grant restricted stock units and restricted stock, and previously granted stock options, to directors, officers and employees to attract and retain them on competitive terms, and to incentivize superior performance with a view to creating long-term value for the benefit of the Company, its shareholders and other stakeholders.
AerCap equity grants
In March 2012, we implemented an equity incentive plan (the “Equity Incentive Plan 2012”) which provides for the grant of equity awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. The maximum number of equity awards available under the plan is equivalent to 8,064,081 ordinary shares. The Equity Incentive Plan 2012 is not open for equity awards to our directors.
On May 14, 2014, we implemented an equity incentive plan (the “Equity Incentive Plan 2014”) which provides for the grant of equity awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. The maximum number of equity awards initially available under the plan was equivalent to 4,500,000 ordinary shares. The 2021 AGM increased the number of equity awards available under the plan to 8,500,000 ordinary shares. The Equity Incentive Plan 2014 is open for equity awards to our directors.
The Equity Incentive Plan 2014 and Equity Incentive Plan 2012 are collectively referred to herein as “AerCap Equity Plans.”
The terms and conditions, including the vesting conditions, of the equity awards granted under AerCap Equity Plans are determined by the Nomination and Compensation Committee and, for our directors, by the Board of Directors in line with the remuneration policies approved by the General Meeting of Shareholders. The vesting periods of the majority of equity awards range between three and five years. Our long-term equity awards are subject to long-term performance vesting criteria, based on the Company’s U.S. GAAP EPS budget over the specified periods, in order to promote and encourage superior performance over a prolonged period of time. During 2021, restricted stock units with a market and service-based vesting condition were issued to certain senior executives. An independent valuation was obtained to support the fair value attributable to these restricted stock units to reflect the market vesting condition. Some of our officers and employees receive annual equity awards as part of their compensation package. All outstanding awards of restricted stock units are convertible into ordinary shares of the Company at a ratio of one-to-one, prior to deduction for payroll withholding taxes, if applicable. Ordinary shares subject to outstanding equity awards, which are not issued or delivered by reason of, amongst others, the cancellation or forfeiture of such awards or the withholding of such ordinary shares to settle tax obligations, shall again be available under the AerCap Equity Plans.
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2021:

	Year Ended December 31, 2021
	Number of service-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of service-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	2,108,403	2,254,212	$43.81	$49.11
Granted (a) (b)	1,949,786	3,265,427	53.57	52.67
Vested (c)	(908,588)	(509,847)	50.94	51.85
Forfeited	(8,722)	—	45.67	—
Number at end of period	3,140,879	5,009,792	$47.80	$51.15

(a)Includes 3,832,382 shares of restricted stock granted under the AerCap Equity Plans, of which 3,506,094 shares of restricted stock were issued, with the remaining 326,288 ordinary shares being withheld and applied to pay the taxes involved. As part of the 326,288 ordinary shares withheld to pay for taxes, 169,673 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $9.7 million on the grant dates associated with these ordinary shares.
(b)Includes 625,000 restricted stock units that have a market and service-vesting condition with an aggregate fair value of $26.5 million at the grant date of these restricted stock units (weighted average fair value of $42.33 per share). 312,500 of these restricted stock units will vest if the executives remain in continuous employment until April 30, 2026, and the AER share price reaches an average of at least $75 based on the average of the closing prices of the shares on the New York Stock Exchange over any period of 30 consecutive calendar days during the period beginning on November 1, 2021 and ending on the vesting Date. 312,500 of these restricted stock units will vest if the executives remain in continuous employment until April 30, 2026, and the AER share price reaches an average of at least $90 based on the average of the closing prices of the shares on the New York Stock Exchange over any period of 30 consecutive calendar days during the period beginning on November 1, 2021 and ending on the vesting date.
(c)984,972 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 609,557 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 263,790 shares of restricted stock (235,629 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 169,673 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
In general, the amount of share-based compensation expense is determined by reference to the fair value of the restricted stock units or restricted stock on the grant date, based on the trading price of the Company’s shares on the grant date and reflective of the probability of vesting. As noted above, restricted stock units with a market condition were issued during 2021. An independent fair market valuation was obtained to reflect the market condition.
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2022	$90.8
2023	69.9
2024	57.5
2025	30.0
2026	5.9